Supplementary Financial Information (Other Noncurrent Liabilities and Deferred Credits) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Other Noncurrent Liabilities Noncurrent and Deferred Credits [Line Items]
Unfavorable purchase and sales contracts	$ 46		$ 36
Other, including retirement and other employee benefits	174		220
Total other noncurrent liabilities and deferred credits	220		256
Future Amortization Expense, Unfavorable Purchase and Sales Contracts [Abstract]
2018			11
2019			9
2020			9
2021			1
2022			3
Successor
Amortization of Deferred Charges [Abstract]
Amortization of Unfavorable Purchase and Sales Contracts	$ 3		$ 10
Predecessor
Amortization of Deferred Charges [Abstract]
Amortization of Unfavorable Purchase and Sales Contracts		$ 18		$ 23